Business Combination - Schedule of Total Revenue and Net Loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Revenue and Net Loss [Abstract]
Revenue	¥ 276,481,235	¥ 222,220,917	¥ 231,912,739
Net loss	¥ (111,164,391)	¥ (161,289,907)	¥ (121,922,472)